Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of Group's Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Advertising expense	360,876	403,600
Net operating loss carry-forward	203,839	224,193
Accrued expenses	23,983	24,601
Impairment on long-term investments	20,742	20,929
Less: valuation allowance	(574,591)	(638,980)

Deferred tax assets, net	34,849	34,343

Deferred tax liabilities:
Intangible assets acquired	5,956	5,327
Accelerated tax depreciation	—	4,999
Withholding income tax	207,428	11,685

Deferred tax liabilities, net	213,384	22,011

Schedule of Reconciliation between Income Tax Expense to Income before Income Taxes and Actual Provision for Income Tax
Reconciliation between income tax expense computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision for income tax is as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net income before provision for income tax	2,898,534	(2,095,064)	2,031,217
PRC statutory tax rate	25%	25%	25%
Income tax expense (benefit) at statutory tax rate	724,634	(523,766)	507,804
Permanent differences and Research and development super-deduction	(11,861)	(55,871)	(34,966)
Change in valuation allowance	95,240	118,570	64,389
Effect of income tax rate difference in other jurisdictions	123,778	1,201,729	35,564
Effect of tax holidays and preferential tax rates	(282,775)	(195,209)	(147,894)
Effect of the preferential tax rate adjustment of prior year’s EIT	(113,396)	(60,325)	(26,873)
Effect of PRC withholding tax	220,000	337,428	164,257

Provision for income tax	755,620	822,556	562,281

Increase in Income Tax Expenses and Net Income Per Share Amounts